Tax Expense (Tables)	6 Months Ended
Dec. 31, 2024
Tax Expense [Abstract]
Schedule of Tax Expenses
	Six Months Ended
	December 31, 2024	December 31, 2023 (Restated)
	RM	RM
Income tax
- Current period provision	14,034	215,299
- Under provision in prior period	15,941	16,560
	29,975	231,859
Deferred tax (Note 14)
- Relating to origination and reversal of temporary differences	(950,839)	(8,272,462)
- Over provision in prior period	-	(3,542,190)
	(950,839)	(11,814,652)
	(920,864)	(11,582,793)

Schedule of Effective Tax Rate and the Applicable Tax Rate

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	Six Months Ended
	December 31, 2024	December 31, 2023 (Restated)
	RM	RM

Loss before tax	(28,457,298)	(30,461,505)

Tax at Malaysian statutory rate of 24% (2023: 24%)	(6,829,752)	(7,310,761)

Tax effects in respect of:
Non-allowable expenses	4,672,986	95,991
Deferred tax assets not recognized	2,471,006	4,530,724
Changes in unrecognized temporary differences	(1,219,378)	(2,539,157)
Utilisation of unrecognized deferred tax assets	(31,667)	(2,833,960)
	(936,805)	(8,057,163)

Under/(over) provision in current / prior period:
Income tax	15,941	16,560
Deferred tax (Note 14)	-	(3,542,190)
Tax expense	(920,864)	(11,582,793)